FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Other comprehensive income (loss)		$ 222	$ (222)
Financing income hedg amount	$ 7